2. PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Furniture and office equipment, at cost	$ 385,088	$ 385,088
Accumulated depreciation	(328,997)	(300,809)
Furniture and office equipment, net	$ 56,091	$ 84,279